Financial Instruments, Liquidity Risk (Details) - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Derivative and non-derivative financial liabilities [Abstract]
Bank loan	$ 5,000	$ 10,692
Accounts payable and accrued liabilities	50,790	47,898
Forward exchange contracts [Abstract]
Long-term debt	3,293	5,907
Other liabilities	318	421
Cash and short-term investments	19,436
Accounts receivable	54,913
Unused available lines of credit for working capital and other general corporate purposes	56,496
Unused lines of credit for foreign currency exposure	21,948
Liquidity Risk [Member] | No Later than One Year [Member]
Derivative and non-derivative financial liabilities [Abstract]
Bank loan	5,000	10,692
Accounts payable and accrued liabilities	49,945	47,308
Forward exchange contracts [Abstract]
Outflow	39,000	31,000
Inflow	(38,252)	(30,738)
Long-term debt	2,449	2,921
Other liabilities	1,606	3,197
Financial liabilities	59,748	64,380
Liquidity Risk [Member] | Later than 1 Year and no Later than 5 Years [Member]
Derivative and non-derivative financial liabilities [Abstract]
Bank loan	0	0
Accounts payable and accrued liabilities	0	0
Forward exchange contracts [Abstract]
Outflow	25,900	19,400
Inflow	(25,585)	(18,940)
Long-term debt	3,237	5,745
Other liabilities	0	0
Financial liabilities	3,552	6,205
Liquidity Risk [Member] | Later than 5 Years [member]
Derivative and non-derivative financial liabilities [Abstract]
Bank loan	0	0
Accounts payable and accrued liabilities	0	0
Forward exchange contracts [Abstract]
Outflow	0	0
Inflow	0	0
Long-term debt	56	162
Other liabilities	0	0
Financial liabilities	$ 56	$ 162